Retirement Plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Pension Plans Contributions [Abstract]
Required U.S. pension plans contributions	$ 645	$ 560
Voluntary U.S. pension plans contributions	15
Company contributions	660	560
Required U.S. pension plans contributions in 2015	$ 580